UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period [________________] to [________________]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
February 23, 2024
__________________________________
SOFI BANK, NATIONAL ASSOCIATION[1] (Exact name of securitizer as specified in its charter)
Central Index Key Number of depositor: 0002012974 Central Index Key Number of issuing entity (if applicable): 0002012974 Central Index Key Number of underwriter (if applicable): Not applicable

(Commission File Number of securitizer)	0002012974 (Central Index Key Number of securitizer)
Robert Lavet, General Counsel, (703) 972-2039 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 SoFi Bank, National Association, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): SoFi Personal Loan Trust 2024-1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated February 21, 2024, obtained by the sponsor, which report sets forth the findings of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI BANK, NATIONAL ASSOCIATION

By:   /s/ Anthony Guisti
Name:  Anthony Guisti
Title:   Treasurer

February 23, 2024

SOFI BANK, NATIONAL ASSOCIATION
Exhibit Index to Current Report on Form ABS-15G
Dated: February 23, 2024

Exhibit
Number

(99.1)	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated February 21, 2024.